DWS Balanced Fund                       DWS Global Opportunities Fund           DWS Micro Cap Fund
DWS Blue Chip Fund                      DWS Global Thematic Fund                DWS Mid Cap Growth Fund
DWS California Tax-Free Income Fund     DWS Gold & Precious Metals Fund         DWS Moderate Allocation Fund
DWS Capital Growth Fund                 DWS Growth & Income Fund                DWS New York Tax-Free Income Fund
DWS Commodity Securities Fund           DWS Growth Allocation Fund              DWS Pacific Opportunities Equity Fund
DWS Communications Fund                 DWS Growth Plus Allocation Fund         DWS RREEF Real Estate Securities Fund
DWS Conservative Allocation Fund        DWS Health Care Fund                    DWS S&P 500 Index Fund
DWS Core Fixed Income Fund              DWS High Income Fund                    DWS Short Duration Fund
DWS Core Plus Income Fund               DWS High Income Plus Fund               DWS Short Duration Plus Fund
DWS Dreman Concentrated Value Fund      DWS High Yield Tax Free Fund            DWS Short Term Bond Fund
DWS Dreman Financial Services Fund      DWS Inflation Protected Plus Fund       DWS Short Term Municipal Bond Fund
DWS Dreman High Return Equity Fund      DWS Intermediate Tax/AMT Free Fund      DWS Small Cap Core Fund
DWS Dreman Mid Cap Value Fund           DWS International Fund                  DWS Small Cap Growth Fund
DWS Dreman Small Cap Value Fund         DWS International Equity Fund           DWS Small Cap Value Fund
DWS Emerging Markets Equity Fund        DWS International Select Equity Fund    DWS Strategic Income Fund
DWS Emerging Markets Fixed Income Fund  DWS Japan Equity Fund                   DWS Target 2014 Fund
DWS Enhanced S&P 500 Index Fund         DWS Large Cap Value Fund                DWS Technology Fund
DWS Equity Income Fund                  DWS Large Company Growth Fund           DWS U.S. Government Securities Fund
DWS Equity Partners Fund                DWS Latin America Equity Fund           DWS Value Builder Fund
DWS Europe Equity Fund                  DWS Managed Municipal Bond Fund
DWS Global Bond Fund                    DWS Massachusetts Tax-Free Fund




Supplement to the currently effective Statements of Additional Information for the above listed Funds

The following disclosure is deleted from footnote #1 in the section entitled "Financial Services Firms' Compensation" under "Purchase and Redemption of Shares -- Purchases," effective June 1, 2006:

The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-Scudder Distributors, Inc. and its affiliates.

Compensation Schedules #2 and #3 are replaced with the following Compensation Schedule, effective June 1, 2006:

                         Compensation Schedule #2:
                      DWS Scudder Retirement Plans(2)
                      -------------------------------

                                         As a Percentage
                  Amount of              of Net Asset
                  Shares Sold               Value
                  -----------               -----

                  Over $3 million       0.00%-0.50%

(2) Compensation Schedule 2 applies to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates.




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

Compensation Schedule #4 will be renamed Compensation Schedule #3 and its corresponding footnote #3 will be revised as follows, effective June 1, 2006:

(3)      DWS-SDI compensates UBS Financial 0.50%.


The following disclosure from the section entitled "Class A Cumulative Discount" or "Cumulative Discount" under "Purchase and Redemption of Shares -- Purchases" will be revised as follows, effective June 1, 2006:

For purposes of the Combined Purchases, Letter of Intent and Cumulative Discount features described above, employer sponsored employee benefit plans using the Flex subaccount record keeping system available through ADP, Inc. under an alliance with DWS-SDI and its affiliates may include: (a) Money Market Funds as "DWS Funds," (b) all classes of shares of any DWS Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system. Once eligible plan assets under this provision reach the $1,000,000 threshold, a later decline in assets below the $1,000,000 threshold will not affect the plan's ability to continue to purchase Class A shares at net asset value.



               Please retain this supplement for future reference.





June 1, 2006